SHARE-BASED COMPENSATION - Compensation costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Recognition of compensation costs
Total compensation costs	¥ 250,428	¥ 607,381
Origination and servicing expenses
Recognition of compensation costs
Total compensation costs	55,601	150,177
Sales and marketing expenses
Recognition of compensation costs
Total compensation costs	6,805	15,700
General and administrative expenses
Recognition of compensation costs
Total compensation costs	¥ 188,022	¥ 441,504